STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2014	$ (278,552)	$ 0	$ 690	$ 79,755	$ (358,997)
Balance (in shares) at Dec. 31, 2014		0	6,900,000
Shares issued as consideration for management services [Note 8]	100,000	$ 0	$ 1,000	99,000	0
Shares issued as consideration for management services [Note 8] (in shares)		0	10,000,000
Shares issued as consideration for advisory and other services [Note 11]	1,838,801	$ 0	$ 375	1,838,426	0
Shares issued as consideration for advisory and other services [Note 11] (in shares)		0	3,750,000
Net loss	(2,748,266)	$ 0	$ 0	0	(2,748,266)
Balance at Dec. 31, 2015	(1,088,017)	$ 0	$ 2,065	2,017,181	(3,107,263)
Balance (in shares) at Dec. 31, 2015		0	20,650,000
Preferred stock issued as consideration for management services [Note 8]	100	$ 100
Preferred stock issued as consideration for management services [Note 8] (in shares)		1,000,000
Shares issued as consideration for management services [Note 8]	100,000	$ 0	$ 1,000	99,000	0
Shares issued as consideration for management services [Note 8] (in shares)		0	10,000,000
Shares issued as consideration for advisory and other services [Note 11]	1,287,540	$ 0	$ 285	1,287,255	0
Shares issued as consideration for advisory and other services [Note 11] (in shares)		0	2,845,000
Shares issued on conversion of convertible promissory notes [Note 11]	140,837	$ 0	$ 208	140,629	0
Shares issued on conversion of convertible promissory notes [Note 11] (in shares)		0	2,084,874
Shares issued as consideration for cash	32,501	$ 0	$ 7	32,494	0
Shares issued as consideration for cash (in Shares)		0	65,000
Net loss	(2,344,668)	$ 0	$ 0	0	(2,344,668)
Balance at Dec. 31, 2016	(1,819,707)	$ 100	$ 3,565	$ 3,576,559	$ (5,451,931)
Balance (in shares) at Dec. 31, 2016		1,000,000	35,644,874
Net loss	(549,648)
Balance at Mar. 31, 2017	$ (2,207,229)